FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Changes in gross carrying amount of debt securities (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	$ 29,289,301
Ending Balance	27,940,140	$ 29,289,301
Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	28,809,148
Ending Balance	27,366,285	28,809,148
Fair value through OCI and amortized cost | Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	13,772,681	13,393,582
Change in measurement	(110,061)
Sales and maturities	(8,153,209)	(8,690,663)
Purchases	10,100,762	8,655,481
Valuation and payments	(378,942)	(337,447)
Foreign exchange	1,082,804	751,728
Ending Balance	16,314,035	13,772,681
Fair value through OCI and amortized cost | Debt instruments | Stage One
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	13,545,514	13,237,154
Transfers from stage 1 to stage 2	(23,017)	(47,331)
Transfers from stage 2 to stage 1	129,403
Change in measurement	(110,061)
Sales and maturities	(8,056,827)	(8,690,663)
Purchases	9,814,484	8,655,481
Valuation and payments	(381,921)	(335,851)
Foreign exchange	1,055,569	726,724
Ending Balance	15,973,144	13,545,514
Fair value through OCI and amortized cost | Debt instruments | Stage Two
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	227,167	156,428
Transfers from stage 1 to stage 2	23,017	47,331
Transfers from stage 2 to stage 1	(129,403)
Sales and maturities	(96,382)
Purchases	286,278
Valuation and payments	2,979	(1,596)
Foreign exchange	27,235	25,004
Ending Balance	$ 340,891	$ 227,167